UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2006

Item 1. Reports to Stockholders

Fidelity®

New York Municipal Income
Fund

Semiannual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,008.20	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Class T
Actual	$ 1,000.00	$ 1,007.80	$ 3.73
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,004.40	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class C
Actual	$ 1,000.00	$ 1,003.90	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70
New York Municipal Income
Actual	$ 1,000.00	$ 1,009.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,009.10	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.68%
Class T	.75%
Class B	1.45%
Class C	1.54%
New York Municipal Income	.49%
Institutional Class	.50%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.3	33.5
Special Tax	18.8	18.6
Water & Sewer	11.1	11.0
Transportation	7.9	10.4
Education	6.2	6.1
Average Years to Maturity as of July 31, 2006
		6 months ago
Years	14.7	14.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2006
6 months ago
Years	6.9	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
AAA 58.1%	AAA 57.7%
AA,A 39.4%	AA,A 38.2%
BBB 0.9%	BBB 0.9%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,169
New York - 95.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,445
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,153
5.25% 11/1/17	1,400	1,502
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,435
5.75% 8/1/30	9,475	10,101
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,381
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,767
5% 9/1/16 (FGIC Insured)	1,680	1,765
5% 9/1/17 (FGIC Insured)	1,000	1,051
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,740
5.75% 5/1/19 (FSA Insured)	1,500	1,631
5.75% 5/1/20 (FSA Insured)	1,400	1,521
5.75% 5/1/21 (FSA Insured)	1,755	1,905
5.75% 5/1/22 (FSA Insured)	4,900	5,310
5.75% 5/1/23 (FSA Insured)	1,000	1,082
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,650
5.75% 5/1/23 (FSA Insured)	6,620	7,357
5.75% 5/1/26 (FSA Insured)	5,500	6,089
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,726
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,055
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,165
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,166
5% 12/1/35	3,000	3,080
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured) (a)	13,575	14,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Rev.:
Series A:
5.125% 11/15/31	$ 12,150	$ 12,480
5.5% 11/15/15 (AMBAC Insured)	1,340	1,461
5.5% 11/15/16 (AMBAC Insured)	1,000	1,090
5.5% 11/15/17 (AMBAC Insured)	1,000	1,087
5.5% 11/15/18 (AMBAC Insured)	1,700	1,841
5.5% 11/15/18 (AMBAC Insured)	2,000	2,249
5.5% 11/15/20 (FSA Insured)	8,635	9,761
5.75% 11/15/32	10,000	10,830
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,276
5.25% 11/15/32	5,000	5,221
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,382
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,182
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	695	726
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,278
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,003
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,617
5.5% 7/1/20 (MBIA Insured)	3,000	3,231
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,233
5.5% 7/1/23 (MBIA Insured)	5,000	5,388
Metropolitan Trans. Auth. Transit Facilities Rev. Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,914
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,046
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	51
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,551
5% 8/1/13	1,650	1,705
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,058
Nassau County Gen. Oblig. Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	$ 145	$ 150
Series 2001 B, 5.875% 11/1/11	1,000	1,043
Series 2001 C, 5.625% 11/1/10	620	637
Series 2001 D, 5.625% 11/1/10	1,225	1,284
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,130
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,358
Series 2000 A, 6.5% 5/15/11	2,430	2,660
Series 2002 A, 5.75% 8/1/14	5,000	5,462
Series 2002 B, 5.75% 8/1/15	3,500	3,822
Series 2002 C, 5.5% 8/1/13	10,500	11,343
Series 2003 A:
5.5% 8/1/14	3,205	3,475
5.5% 8/1/20 (MBIA Insured)	7,000	7,577
Series 2003 C, 5.25% 8/1/10	5,050	5,290
Series 2003 E:
5.25% 8/1/11	5,000	5,283
5.25% 8/1/14	3,390	3,625
Series 2003 F:
5.5% 12/15/10	1,000	1,062
5.5% 12/15/11	3,700	3,967
Series 2003 I, 5.75% 3/1/16	3,000	3,279
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,712
Series 2004 B, 5.25% 8/1/15	9,855	10,579
Series 2005 C, 5% 8/1/11	5,000	5,227
Series 2005 F, 5.25% 8/1/12	2,000	2,117
Series 2005 G:
5% 8/1/15	8,200	8,675
5.25% 8/1/16	9,000	9,704
5.625% 8/1/13 (MBIA Insured)	3,000	3,266
Series 2005 J, 5% 3/1/13	2,500	2,629
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,445
6.25% 8/1/08	1,000	1,017
Series B:
5.75% 8/1/14	3,000	3,277
6.5% 8/15/11	1,000	1,111
7.5% 2/1/07	335	336
Series C, 5.75% 3/15/27 (FSA Insured)	935	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series D:
5.25% 8/1/13	$ 1,740	$ 1,778
5.5% 6/1/12 (FGIC Insured)	1,850	2,005
Series E, 6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	195	198
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,737
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,963
6% 8/1/17	345	355
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,428
5.5% 6/1/19	3,000	3,218
5.875% 2/15/19	15	15
6.125% 8/1/12	60	62
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,220
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,801
5.5% 2/15/17 (FSA Insured)	3,000	3,224
5.5% 2/15/18 (FSA Insured)	2,500	2,686
5.5% 2/15/19 (FSA Insured)	1,250	1,344
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,163
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,345
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,070	2,102
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,770
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,107
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,103
Series A:
5% 6/15/32	5,000	5,099
5.125% 6/15/34 (MBIA Insured)	4,200	4,354
5.25% 6/15/33 (FGIC Insured)	1,280	1,336
5.375% 6/15/15	9,650	10,342
5.375% 6/15/15 (FGIC Insured)	7,000	7,529
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	10,000	11,130
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32	$ 3,000	$ 3,096
5.125% 6/15/32 (FGIC Insured)	4,750	4,914
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,335
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	49,210
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,667
Series A, 5.25% 5/15/10	3,440	3,596
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	392
6% 7/1/10 (AMBAC Insured)	250	269
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,709
Series A:
5.75% 7/1/13	6,000	6,461
5.75% 7/1/13 (AMBAC Insured)	3,000	3,238
Series C, 7.5% 7/1/10	4,995	5,376
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,178
6% 7/1/21 (MBIA Insured)	2,500	2,937
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,314
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,187
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	2,600	2,704
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,861
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	10
Series B:
5.75% 2/15/11	2,535	2,610
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	15
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	927
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,229
5.85% 8/1/40	9,500	10,206
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	447
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	805
5.5% 7/1/19 (AMBAC Insured)	1,705	1,813
5.5% 7/1/20 (AMBAC Insured)	860	915
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,590
5.75% 7/1/27 (MBIA Insured)	11,000	12,708
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,662
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,968
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,746
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,616
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,829
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	551
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,406
Series B, 7.5% 5/15/11	1,550	1,715
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,737
5.2% 2/15/13 (MBIA Insured)	6,585	6,838
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,462
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,177
6% 7/1/15	1,160	1,245
6% 7/1/16	1,230	1,318
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,060
5.375% 7/1/13 (AMBAC Insured)	800	852
5.375% 7/1/14 (AMBAC Insured)	1,130	1,204
5.375% 7/1/16 (AMBAC Insured)	670	713
5.375% 7/1/17 (AMBAC Insured)	370	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	$ 1,135	$ 1,260
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,419
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,107
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,061
6% 10/1/29 (MBIA Insured)	5,600	6,155
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,604
5.25% 7/1/21 (MBIA Insured)	1,745	1,869
5.25% 7/1/22 (MBIA Insured)	1,835	1,970
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,652
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,059
6%, tender 5/15/12 (b)	11,000	12,089
5.5% 7/1/16 (AMBAC Insured)	725	740
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	535
Series C:
5.25% 7/15/16	2,340	2,510
5.25% 7/15/17	2,410	2,584
Series D:
5% 6/15/20	20,150	21,086
5.125% 6/15/31	6,900	7,207
5.375% 6/15/19	5,250	5,624
Series G, 5.25% 10/15/20	1,255	1,333
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,787
5.25% 11/15/16	3,770	4,042
Series I:
5.25% 9/15/15	2,085	2,237
5.25% 9/15/17	2,395	2,552
Series 2004 D, 5% 2/15/34	12,150	12,580
Series B:
5.5% 10/15/20	3,805	4,321
5.5% 10/15/21	3,985	4,529
Series C:
5% 6/15/19	815	836
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5.25% 6/15/16	$ 3,500	$ 3,704
Series F:
4.875% 6/15/18	1,735	1,777
4.875% 6/15/20	2,175	2,224
5% 6/15/15	1,295	1,334
5.25% 6/15/13	1,575	1,631
Series I, 5% 6/15/24	2,000	2,079
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,073
5.375% 1/1/16 (FGIC Insured)	2,170	2,341
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,704
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,211
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,174
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,909
5.25% 9/15/20	2,685	2,837
5.25% 3/15/21	2,230	2,352
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,851
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	75	76
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,678
Series E, 5.25% 1/1/12	4,695	4,837
New York State Thruway Auth. Hwy. & Bridge Trust Fund Series B, 5.5% 4/1/20 (AMBAC Insured)	10,000	11,263
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,667
5.5% 4/1/15	6,200	6,709
5.5% 4/1/16	3,665	3,954
6% 4/1/11	1,605	1,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	$ 2,025	$ 2,148
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,380
5.5% 3/15/22 (MBIA Insured)	15,000	17,013
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,998
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,931
5% 1/1/14 (FSA Insured)	5,000	5,341
New York Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,117
Series 2003 D:
5% 2/1/31	20,025	20,549
5.25% 2/1/17 (MBIA Insured)	9,385	10,006
5.25% 2/1/19 (MBIA Insured)	8,075	8,557
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,768
5.25% 2/1/17 (FGIC Insured)	5,975	6,370
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,600
5.25% 2/1/14	6,000	6,490
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,327
5.5% 11/15/20 (FGIC Insured)	3,800	4,120
5.75% 2/15/16	85	91
Series B:
5.25% 8/1/19	3,000	3,200
5.375% 2/1/15	3,000	3,220
Series C, 5.375% 2/1/17	1,000	1,069
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,304
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,054
7.5% 3/1/10 (MBIA Insured)	1,155	1,294
7.5% 3/1/11 (MBIA Insured)	1,245	1,431
7.5% 3/1/16 (MBIA Insured)	1,060	1,333
7.5% 3/1/17 (MBIA Insured)	1,200	1,535
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,093
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,321
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	$ 2,000	$ 2,188
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,491
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,186
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	8,000	8,577
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,446
5.25% 6/1/22 (AMBAC Insured)	5,300	5,604
5.5% 6/1/14	13,125	13,678
5.5% 6/1/15	6,700	7,048
5.5% 6/1/16	14,500	15,248
5.5% 6/1/17	4,000	4,237
5.5% 6/1/18 (MBIA Insured)	3,000	3,222
Series B1:
5% 6/1/10	1,685	1,744
5% 6/1/11	1,525	1,589
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,126
5.5% 6/1/15	9,000	9,468
5.5% 6/1/16	10,000	10,639
5.5% 6/1/17	3,000	3,178
5.5% 6/1/18	3,800	4,057
5.5% 6/1/20	16,000	17,115
5.5% 6/1/21	10,000	10,679
5.5% 6/1/22	7,000	7,462
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,215	6,586
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,161
Series 2005 A, 5.125% 1/1/22	5,290	5,527
Series A:
5% 1/1/32	765	780
5% 1/1/32 (MBIA Insured)	1,455	1,497
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 825	$ 859
Series Y:
6% 1/1/12 (Escrowed to Maturity) (d)	18,500	19,947
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,758
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,107
Yonkers Gen. Oblig. Series 2001 A, 5% 12/15/11 (AMBAC Insured)	1,415	1,480
		1,329,874
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,076
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,223
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,573
134th Series, 5% 1/15/39	10,000	10,257
Series 85, 5.375% 3/1/28	6,205	6,855
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,705
		39,689
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,263
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,658
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,615
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,109
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,096
		9,741
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,370,398)		1,380,473
NET OTHER ASSETS - 1.0%		13,507
NET ASSETS - 100%		$ 1,393,980
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
50 U.S. Treasury 10-Year Bond Contracts	Sept. 2006	$ 5,302	$ 50

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $270,000.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.3%
Special Tax	18.8%
Water & Sewer	11.1%
Transportation	7.9%
Education	6.2%
Others* (individually less than 5%)	15.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,370,398)		$ 1,380,473
Cash		11,311
Receivable for fund shares sold		704
Interest receivable		17,427
Receivable for daily variation on futures contracts		2
Prepaid expenses		2
Other receivables		35
Total assets		1,409,954

Liabilities
Payable for investments purchased	$ 13,010
Payable for fund shares redeemed	1,111
Distributions payable	1,124
Accrued management fee	427
Distribution fees payable	23
Other affiliated payables	219
Other payables and accrued expenses	60
Total liabilities		15,974

Net Assets		$ 1,393,980
Net Assets consist of:
Paid in capital		$ 1,380,134
Undistributed net investment income		157
Accumulated undistributed net realized gain (loss) on investments		3,564
Net unrealized appreciation (depreciation) on investments		10,125
Net Assets		$ 1,393,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,800 ÷ 538.8 shares)	$ 12.62

Maximum offering price per share (100/95.25 of $12.62)	$ 13.25
Class T: Net Asset Value and redemption price per share ($3,094 ÷ 244.9 shares)	$ 12.63

Maximum offering price per share (100/96.50 of $12.63)	$ 13.09
Class B: Net Asset Value and offering price per share ($9,366 ÷ 742.2 shares)A	$ 12.62

Class C: Net Asset Value and offering price per share ($17,927 ÷ 1,420.2 shares)A	$ 12.62

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,355,469 ÷ 107,352.2 shares)	$ 12.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,324 ÷ 104.9 shares)	$ 12.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 30,584

Expenses
Management fee	$ 2,635
Transfer agent fees	514
Distribution fees	149
Accounting fees and expenses	145
Independent trustees' compensation	3
Custodian fees and expenses	11
Registration fees	67
Audit	26
Legal	6
Miscellaneous	60
Total expenses before reductions	3,616
Expense reductions	(207)	3,409
Net investment income		27,175
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,915
Futures contracts	(246)
Total net realized gain (loss)		3,669
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,724)
Futures contracts	37
Total change in net unrealized appreciation (depreciation)		(18,687)
Net gain (loss)		(15,018)
Net increase (decrease) in net assets resulting from operations		$ 12,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,175	$ 57,031
Net realized gain (loss)	3,669	18,374
Change in net unrealized appreciation (depreciation)	(18,687)	(43,514)
Net increase (decrease) in net assets resulting from operations	12,157	31,891
Distributions to shareholders from net investment income	(27,148)	(56,725)
Distributions to shareholders from net realized gain	(7,079)	(14,006)
Total distributions	(34,227)	(70,731)
Share transactions - net increase (decrease)	(34,536)	50,246
Redemption fees	4	9
Total increase (decrease) in net assets	(56,602)	11,415

Net Assets
Beginning of period	1,450,582	1,439,167
End of period (including undistributed net investment income of $157 and undistributed net investment income of $215, respectively)	$ 1,393,980	$ 1,450,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.231	.483	.504	.524	.277
Net realized and unrealized gain (loss)	(.128)	(.227)	.101	.285	.194
Total from investment operations	.103	.256	.605	.809	.471
Distributions from net investment income	(.231)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.293)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.82%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.67%	.68%	.67%	.66% A
Expenses net of fee waivers, if any	.68% A	.67%	.68%	.67%	.66% A
Expenses net of all reductions	.65% A	.64%	.67%	.66%	.66% A
Net investment income	3.69% A	3.73%	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.227	.472	.494	.509	.266
Net realized and unrealized gain (loss)	(.129)	(.217)	.090	.296	.197
Total from investment operations	.098	.255	.584	.805	.463
Distributions from net investment income	(.226)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.288)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.63	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.78%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.75%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.78%	.79% A
Expenses net of all reductions	.72% A	.72%	.75%	.77%	.79% A
Net investment income	3.61% A	3.65%	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.183	.384	.405	.423	.226
Net realized and unrealized gain (loss)	(.128)	(.227)	.100	.286	.193
Total from investment operations	.055	.157	.505	.709	.419
Distributions from net investment income	(.183)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.245)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.44%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before reductions	1.45% A	1.43%	1.44%	1.42%	1.41% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.42% A	1.41%	1.43%	1.41%	1.40% A
Net investment income	2.91% A	2.96%	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.177	.373	.394	.410	.219
Net realized and unrealized gain (loss)	(.128)	(.228)	.100	.286	.191
Total from investment operations	.049	.145	.494	.696	.410
Distributions from net investment income	(.177)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.239)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.39%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A	1.52%	1.52%	1.51%	1.51% A
Expenses net of fee waivers, if any	1.54% A	1.52%	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.51% A	1.49%	1.51%	1.51%	1.51% A
Net investment income	2.82% A	2.88%	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78
Income from Investment Operations
Net investment income D	.243	.508	.530	.549	.574	.584
Net realized and unrealized gain (loss)	(.128)	(.217)	.091	.295	.506	.117
Total from investment operations	.115	.291	.621	.844	1.080	.701
Distributions from net investment income	(.243)	(.506)	(.533)	(.548)	(.570)	(.581)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)	-
Total distributions	(.305)	(.631)	(.711)	(.834)	(.740)	(.581)
Redemption fees added to paid in capital	- D, F	- D, F	- D, F	- D, F	- D, F	-
Net asset value, end of period	$ 12.63	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Total Return B, C	.91%	2.27%	4.84%	6.52%	8.55%	5.60%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.46% A	.45%	.47%	.48%	.47%	.44%
Net investment income	3.87% A	3.92%	4.05%	4.11%	4.36%	4.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,355	$ 1,411	$ 1,406	$ 1,428	$ 1,483	$ 1,332
Portfolio turnover rate	24% A	28%	22%	24%	22%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.242	.506	.523	.550	.286
Net realized and unrealized gain (loss)	(.128)	(.227)	.092	.296	.195
Total from investment operations	.114	.279	.615	.846	.481
Distributions from net investment income	(.242)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.304)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.50% A	.49%	.53%	.47%	.53% A
Expenses net of fee waivers, if any	.50% A	.49%	.53%	.47%	.53% A
Expenses net of all reductions	.47% A	.46%	.52%	.47%	.53% A
Net investment income	3.87% A	3.91%	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,124
Unrealized depreciation	(8,917)
Net unrealized appreciation (depreciation)	$ 10,207
Cost for federal income tax purposes	$ 1,370,266

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $162,083 and $178,251, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	4	-
Class B	.65%	.25%	43	31
Class C	.75%	.25%	97	26
			$ 149	$ 57

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-
Class B*	15
Class C*	-
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3	.11*
Class T	1	.08*
Class B	6	.13*
Class C	11	.11*
New York Municipal Income	492	.07*
Institutional Class	1	.08*
	$ 514

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $145, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 1
New York Municipal Income	50
$ 51

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to period end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediations.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2006	Year ended January 31, 2006
From net investment income
Class A	$ 116	$ 232
Class T	55	83
Class B	137	288
Class C	274	520
New York Municipal Income	26,545	55,581
Institutional Class	21	21
Total	$ 27,148	$ 56,725
From net realized gain
Class A	$ 30	$ 60
Class T	15	24
Class B	47	95
Class C	99	183
New York Municipal Income	6,883	13,639
Institutional Class	5	5
Total	$ 7,079	$ 14,006

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2006	Year ended January 31, 2006	Six months ended July 31, 2006	Year ended January 31, 2006
Class A
Shares sold	73	99	$ 919	$ 1,281
Reinvestment of distributions	9	18	120	237
Shares redeemed	(18)	(103)	(227)	(1,332)
Net increase (decrease)	64	14	$ 812	$ 186
Class T
Shares sold	15	117	$ 185	$ 1,507
Reinvestment of distributions	4	6	55	84
Shares redeemed	(10)	(29)	(131)	(383)
Net increase (decrease)	9	94	$ 109	$ 1,208
Class B
Shares sold	39	93	$ 490	$ 1,205
Reinvestment of distributions	10	21	129	275
Shares redeemed	(60)	(111)	(754)	(1,440)
Net increase (decrease)	(11)	3	$ (135)	$ 40
Class C
Shares sold	118	546	$ 1,487	$ 7,087
Reinvestment of distributions	16	34	204	445
Shares redeemed	(294)	(180)	(3,699)	(2,335)
Net increase (decrease)	(160)	400	$ (2,008)	$ 5,197
New York Municipal Income
Shares sold	10,611	18,716	$ 134,302	$ 243,049
Reinvestment of distributions	1,968	4,020	24,928	52,037
Shares redeemed	(15,282)	(19,479)	(192,983)	(252,103)
Net increase (decrease)	(2,703)	3,257	$ (33,753)	$ 42,983
Institutional Class
Shares sold	44	78	$ 559	$ 1,018
Reinvestment of distributions	2	1	21	17
Shares redeemed	(11)	(31)	(141)	(403)
Net increase (decrease)	35	48	$ 439	$ 632

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000
William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000
Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000
Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000
William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000
Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity New York Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity New York Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity New York Municipal Income (retail class) was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity New York Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NFY-USAN-0906
1.789735.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B

and Class C

Semiannual Report

July 31, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,008.20	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Class T
Actual	$ 1,000.00	$ 1,007.80	$ 3.73
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,004.40	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class C
Actual	$ 1,000.00	$ 1,003.90	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70
New York Municipal Income
Actual	$ 1,000.00	$ 1,009.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,009.10	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.68%
Class T	.75%
Class B	1.45%
Class C	1.54%
New York Municipal Income	.49%
Institutional Class	.50%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.3	33.5
Special Tax	18.8	18.6
Water & Sewer	11.1	11.0
Transportation	7.9	10.4
Education	6.2	6.1
Average Years to Maturity as of July 31, 2006
		6 months ago
Years	14.7	14.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2006
6 months ago
Years	6.9	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
AAA 58.1%	AAA 57.7%
AA,A 39.4%	AA,A 38.2%
BBB 0.9%	BBB 0.9%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,169
New York - 95.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,445
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,153
5.25% 11/1/17	1,400	1,502
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,435
5.75% 8/1/30	9,475	10,101
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,381
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,767
5% 9/1/16 (FGIC Insured)	1,680	1,765
5% 9/1/17 (FGIC Insured)	1,000	1,051
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,740
5.75% 5/1/19 (FSA Insured)	1,500	1,631
5.75% 5/1/20 (FSA Insured)	1,400	1,521
5.75% 5/1/21 (FSA Insured)	1,755	1,905
5.75% 5/1/22 (FSA Insured)	4,900	5,310
5.75% 5/1/23 (FSA Insured)	1,000	1,082
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,650
5.75% 5/1/23 (FSA Insured)	6,620	7,357
5.75% 5/1/26 (FSA Insured)	5,500	6,089
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,726
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,055
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,165
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,166
5% 12/1/35	3,000	3,080
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured) (a)	13,575	14,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Rev.:
Series A:
5.125% 11/15/31	$ 12,150	$ 12,480
5.5% 11/15/15 (AMBAC Insured)	1,340	1,461
5.5% 11/15/16 (AMBAC Insured)	1,000	1,090
5.5% 11/15/17 (AMBAC Insured)	1,000	1,087
5.5% 11/15/18 (AMBAC Insured)	1,700	1,841
5.5% 11/15/18 (AMBAC Insured)	2,000	2,249
5.5% 11/15/20 (FSA Insured)	8,635	9,761
5.75% 11/15/32	10,000	10,830
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,276
5.25% 11/15/32	5,000	5,221
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,382
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,182
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	695	726
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,278
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,003
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,617
5.5% 7/1/20 (MBIA Insured)	3,000	3,231
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,233
5.5% 7/1/23 (MBIA Insured)	5,000	5,388
Metropolitan Trans. Auth. Transit Facilities Rev. Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,914
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,046
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	51
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,551
5% 8/1/13	1,650	1,705
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,058
Nassau County Gen. Oblig. Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	$ 145	$ 150
Series 2001 B, 5.875% 11/1/11	1,000	1,043
Series 2001 C, 5.625% 11/1/10	620	637
Series 2001 D, 5.625% 11/1/10	1,225	1,284
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,130
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,358
Series 2000 A, 6.5% 5/15/11	2,430	2,660
Series 2002 A, 5.75% 8/1/14	5,000	5,462
Series 2002 B, 5.75% 8/1/15	3,500	3,822
Series 2002 C, 5.5% 8/1/13	10,500	11,343
Series 2003 A:
5.5% 8/1/14	3,205	3,475
5.5% 8/1/20 (MBIA Insured)	7,000	7,577
Series 2003 C, 5.25% 8/1/10	5,050	5,290
Series 2003 E:
5.25% 8/1/11	5,000	5,283
5.25% 8/1/14	3,390	3,625
Series 2003 F:
5.5% 12/15/10	1,000	1,062
5.5% 12/15/11	3,700	3,967
Series 2003 I, 5.75% 3/1/16	3,000	3,279
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,712
Series 2004 B, 5.25% 8/1/15	9,855	10,579
Series 2005 C, 5% 8/1/11	5,000	5,227
Series 2005 F, 5.25% 8/1/12	2,000	2,117
Series 2005 G:
5% 8/1/15	8,200	8,675
5.25% 8/1/16	9,000	9,704
5.625% 8/1/13 (MBIA Insured)	3,000	3,266
Series 2005 J, 5% 3/1/13	2,500	2,629
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,445
6.25% 8/1/08	1,000	1,017
Series B:
5.75% 8/1/14	3,000	3,277
6.5% 8/15/11	1,000	1,111
7.5% 2/1/07	335	336
Series C, 5.75% 3/15/27 (FSA Insured)	935	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series D:
5.25% 8/1/13	$ 1,740	$ 1,778
5.5% 6/1/12 (FGIC Insured)	1,850	2,005
Series E, 6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	195	198
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,737
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,963
6% 8/1/17	345	355
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,428
5.5% 6/1/19	3,000	3,218
5.875% 2/15/19	15	15
6.125% 8/1/12	60	62
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,220
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,801
5.5% 2/15/17 (FSA Insured)	3,000	3,224
5.5% 2/15/18 (FSA Insured)	2,500	2,686
5.5% 2/15/19 (FSA Insured)	1,250	1,344
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,163
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,345
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,070	2,102
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,770
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,107
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,103
Series A:
5% 6/15/32	5,000	5,099
5.125% 6/15/34 (MBIA Insured)	4,200	4,354
5.25% 6/15/33 (FGIC Insured)	1,280	1,336
5.375% 6/15/15	9,650	10,342
5.375% 6/15/15 (FGIC Insured)	7,000	7,529
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	10,000	11,130
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32	$ 3,000	$ 3,096
5.125% 6/15/32 (FGIC Insured)	4,750	4,914
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,335
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	49,210
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,667
Series A, 5.25% 5/15/10	3,440	3,596
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	392
6% 7/1/10 (AMBAC Insured)	250	269
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,709
Series A:
5.75% 7/1/13	6,000	6,461
5.75% 7/1/13 (AMBAC Insured)	3,000	3,238
Series C, 7.5% 7/1/10	4,995	5,376
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,178
6% 7/1/21 (MBIA Insured)	2,500	2,937
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,314
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,187
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	2,600	2,704
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,861
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	10
Series B:
5.75% 2/15/11	2,535	2,610
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	15
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	927
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,229
5.85% 8/1/40	9,500	10,206
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	447
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	805
5.5% 7/1/19 (AMBAC Insured)	1,705	1,813
5.5% 7/1/20 (AMBAC Insured)	860	915
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,590
5.75% 7/1/27 (MBIA Insured)	11,000	12,708
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,662
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,968
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,746
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,616
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,829
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	551
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,406
Series B, 7.5% 5/15/11	1,550	1,715
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,737
5.2% 2/15/13 (MBIA Insured)	6,585	6,838
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,462
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,177
6% 7/1/15	1,160	1,245
6% 7/1/16	1,230	1,318
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,060
5.375% 7/1/13 (AMBAC Insured)	800	852
5.375% 7/1/14 (AMBAC Insured)	1,130	1,204
5.375% 7/1/16 (AMBAC Insured)	670	713
5.375% 7/1/17 (AMBAC Insured)	370	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	$ 1,135	$ 1,260
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,419
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,107
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,061
6% 10/1/29 (MBIA Insured)	5,600	6,155
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,604
5.25% 7/1/21 (MBIA Insured)	1,745	1,869
5.25% 7/1/22 (MBIA Insured)	1,835	1,970
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,652
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,059
6%, tender 5/15/12 (b)	11,000	12,089
5.5% 7/1/16 (AMBAC Insured)	725	740
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	535
Series C:
5.25% 7/15/16	2,340	2,510
5.25% 7/15/17	2,410	2,584
Series D:
5% 6/15/20	20,150	21,086
5.125% 6/15/31	6,900	7,207
5.375% 6/15/19	5,250	5,624
Series G, 5.25% 10/15/20	1,255	1,333
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,787
5.25% 11/15/16	3,770	4,042
Series I:
5.25% 9/15/15	2,085	2,237
5.25% 9/15/17	2,395	2,552
Series 2004 D, 5% 2/15/34	12,150	12,580
Series B:
5.5% 10/15/20	3,805	4,321
5.5% 10/15/21	3,985	4,529
Series C:
5% 6/15/19	815	836
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5.25% 6/15/16	$ 3,500	$ 3,704
Series F:
4.875% 6/15/18	1,735	1,777
4.875% 6/15/20	2,175	2,224
5% 6/15/15	1,295	1,334
5.25% 6/15/13	1,575	1,631
Series I, 5% 6/15/24	2,000	2,079
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,073
5.375% 1/1/16 (FGIC Insured)	2,170	2,341
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,704
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,211
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,174
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,909
5.25% 9/15/20	2,685	2,837
5.25% 3/15/21	2,230	2,352
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,851
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	75	76
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,678
Series E, 5.25% 1/1/12	4,695	4,837
New York State Thruway Auth. Hwy. & Bridge Trust Fund Series B, 5.5% 4/1/20 (AMBAC Insured)	10,000	11,263
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,667
5.5% 4/1/15	6,200	6,709
5.5% 4/1/16	3,665	3,954
6% 4/1/11	1,605	1,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	$ 2,025	$ 2,148
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,380
5.5% 3/15/22 (MBIA Insured)	15,000	17,013
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,998
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,931
5% 1/1/14 (FSA Insured)	5,000	5,341
New York Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,117
Series 2003 D:
5% 2/1/31	20,025	20,549
5.25% 2/1/17 (MBIA Insured)	9,385	10,006
5.25% 2/1/19 (MBIA Insured)	8,075	8,557
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,768
5.25% 2/1/17 (FGIC Insured)	5,975	6,370
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,600
5.25% 2/1/14	6,000	6,490
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,327
5.5% 11/15/20 (FGIC Insured)	3,800	4,120
5.75% 2/15/16	85	91
Series B:
5.25% 8/1/19	3,000	3,200
5.375% 2/1/15	3,000	3,220
Series C, 5.375% 2/1/17	1,000	1,069
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,304
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,054
7.5% 3/1/10 (MBIA Insured)	1,155	1,294
7.5% 3/1/11 (MBIA Insured)	1,245	1,431
7.5% 3/1/16 (MBIA Insured)	1,060	1,333
7.5% 3/1/17 (MBIA Insured)	1,200	1,535
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,093
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,321
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	$ 2,000	$ 2,188
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,491
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,186
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	8,000	8,577
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,446
5.25% 6/1/22 (AMBAC Insured)	5,300	5,604
5.5% 6/1/14	13,125	13,678
5.5% 6/1/15	6,700	7,048
5.5% 6/1/16	14,500	15,248
5.5% 6/1/17	4,000	4,237
5.5% 6/1/18 (MBIA Insured)	3,000	3,222
Series B1:
5% 6/1/10	1,685	1,744
5% 6/1/11	1,525	1,589
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,126
5.5% 6/1/15	9,000	9,468
5.5% 6/1/16	10,000	10,639
5.5% 6/1/17	3,000	3,178
5.5% 6/1/18	3,800	4,057
5.5% 6/1/20	16,000	17,115
5.5% 6/1/21	10,000	10,679
5.5% 6/1/22	7,000	7,462
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,215	6,586
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,161
Series 2005 A, 5.125% 1/1/22	5,290	5,527
Series A:
5% 1/1/32	765	780
5% 1/1/32 (MBIA Insured)	1,455	1,497
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 825	$ 859
Series Y:
6% 1/1/12 (Escrowed to Maturity) (d)	18,500	19,947
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,758
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,107
Yonkers Gen. Oblig. Series 2001 A, 5% 12/15/11 (AMBAC Insured)	1,415	1,480
		1,329,874
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,076
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,223
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,573
134th Series, 5% 1/15/39	10,000	10,257
Series 85, 5.375% 3/1/28	6,205	6,855
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,705
		39,689
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,263
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,658
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,615
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,109
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,096
		9,741
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,370,398)		1,380,473
NET OTHER ASSETS - 1.0%		13,507
NET ASSETS - 100%		$ 1,393,980
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
50 U.S. Treasury 10-Year Bond Contracts	Sept. 2006	$ 5,302	$ 50

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $270,000.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.3%
Special Tax	18.8%
Water & Sewer	11.1%
Transportation	7.9%
Education	6.2%
Others* (individually less than 5%)	15.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,370,398)		$ 1,380,473
Cash		11,311
Receivable for fund shares sold		704
Interest receivable		17,427
Receivable for daily variation on futures contracts		2
Prepaid expenses		2
Other receivables		35
Total assets		1,409,954

Liabilities
Payable for investments purchased	$ 13,010
Payable for fund shares redeemed	1,111
Distributions payable	1,124
Accrued management fee	427
Distribution fees payable	23
Other affiliated payables	219
Other payables and accrued expenses	60
Total liabilities		15,974

Net Assets		$ 1,393,980
Net Assets consist of:
Paid in capital		$ 1,380,134
Undistributed net investment income		157
Accumulated undistributed net realized gain (loss) on investments		3,564
Net unrealized appreciation (depreciation) on investments		10,125
Net Assets		$ 1,393,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,800 ÷ 538.8 shares)	$ 12.62

Maximum offering price per share (100/95.25 of $12.62)	$ 13.25
Class T: Net Asset Value and redemption price per share ($3,094 ÷ 244.9 shares)	$ 12.63

Maximum offering price per share (100/96.50 of $12.63)	$ 13.09
Class B: Net Asset Value and offering price per share ($9,366 ÷ 742.2 shares)A	$ 12.62

Class C: Net Asset Value and offering price per share ($17,927 ÷ 1,420.2 shares)A	$ 12.62

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,355,469 ÷ 107,352.2 shares)	$ 12.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,324 ÷ 104.9 shares)	$ 12.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 30,584

Expenses
Management fee	$ 2,635
Transfer agent fees	514
Distribution fees	149
Accounting fees and expenses	145
Independent trustees' compensation	3
Custodian fees and expenses	11
Registration fees	67
Audit	26
Legal	6
Miscellaneous	60
Total expenses before reductions	3,616
Expense reductions	(207)	3,409
Net investment income		27,175
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,915
Futures contracts	(246)
Total net realized gain (loss)		3,669
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,724)
Futures contracts	37
Total change in net unrealized appreciation (depreciation)		(18,687)
Net gain (loss)		(15,018)
Net increase (decrease) in net assets resulting from operations		$ 12,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,175	$ 57,031
Net realized gain (loss)	3,669	18,374
Change in net unrealized appreciation (depreciation)	(18,687)	(43,514)
Net increase (decrease) in net assets resulting from operations	12,157	31,891
Distributions to shareholders from net investment income	(27,148)	(56,725)
Distributions to shareholders from net realized gain	(7,079)	(14,006)
Total distributions	(34,227)	(70,731)
Share transactions - net increase (decrease)	(34,536)	50,246
Redemption fees	4	9
Total increase (decrease) in net assets	(56,602)	11,415

Net Assets
Beginning of period	1,450,582	1,439,167
End of period (including undistributed net investment income of $157 and undistributed net investment income of $215, respectively)	$ 1,393,980	$ 1,450,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.231	.483	.504	.524	.277
Net realized and unrealized gain (loss)	(.128)	(.227)	.101	.285	.194
Total from investment operations	.103	.256	.605	.809	.471
Distributions from net investment income	(.231)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.293)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.82%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.67%	.68%	.67%	.66% A
Expenses net of fee waivers, if any	.68% A	.67%	.68%	.67%	.66% A
Expenses net of all reductions	.65% A	.64%	.67%	.66%	.66% A
Net investment income	3.69% A	3.73%	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.227	.472	.494	.509	.266
Net realized and unrealized gain (loss)	(.129)	(.217)	.090	.296	.197
Total from investment operations	.098	.255	.584	.805	.463
Distributions from net investment income	(.226)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.288)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.63	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.78%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.75%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.78%	.79% A
Expenses net of all reductions	.72% A	.72%	.75%	.77%	.79% A
Net investment income	3.61% A	3.65%	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.183	.384	.405	.423	.226
Net realized and unrealized gain (loss)	(.128)	(.227)	.100	.286	.193
Total from investment operations	.055	.157	.505	.709	.419
Distributions from net investment income	(.183)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.245)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.44%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before reductions	1.45% A	1.43%	1.44%	1.42%	1.41% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.42% A	1.41%	1.43%	1.41%	1.40% A
Net investment income	2.91% A	2.96%	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.177	.373	.394	.410	.219
Net realized and unrealized gain (loss)	(.128)	(.228)	.100	.286	.191
Total from investment operations	.049	.145	.494	.696	.410
Distributions from net investment income	(.177)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.239)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.39%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A	1.52%	1.52%	1.51%	1.51% A
Expenses net of fee waivers, if any	1.54% A	1.52%	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.51% A	1.49%	1.51%	1.51%	1.51% A
Net investment income	2.82% A	2.88%	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78
Income from Investment Operations
Net investment income D	.243	.508	.530	.549	.574	.584
Net realized and unrealized gain (loss)	(.128)	(.217)	.091	.295	.506	.117
Total from investment operations	.115	.291	.621	.844	1.080	.701
Distributions from net investment income	(.243)	(.506)	(.533)	(.548)	(.570)	(.581)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)	-
Total distributions	(.305)	(.631)	(.711)	(.834)	(.740)	(.581)
Redemption fees added to paid in capital	- D, F	- D, F	- D, F	- D, F	- D, F	-
Net asset value, end of period	$ 12.63	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Total Return B, C	.91%	2.27%	4.84%	6.52%	8.55%	5.60%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.46% A	.45%	.47%	.48%	.47%	.44%
Net investment income	3.87% A	3.92%	4.05%	4.11%	4.36%	4.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,355	$ 1,411	$ 1,406	$ 1,428	$ 1,483	$ 1,332
Portfolio turnover rate	24% A	28%	22%	24%	22%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.242	.506	.523	.550	.286
Net realized and unrealized gain (loss)	(.128)	(.227)	.092	.296	.195
Total from investment operations	.114	.279	.615	.846	.481
Distributions from net investment income	(.242)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.304)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.50% A	.49%	.53%	.47%	.53% A
Expenses net of fee waivers, if any	.50% A	.49%	.53%	.47%	.53% A
Expenses net of all reductions	.47% A	.46%	.52%	.47%	.53% A
Net investment income	3.87% A	3.91%	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,124
Unrealized depreciation	(8,917)
Net unrealized appreciation (depreciation)	$ 10,207
Cost for federal income tax purposes	$ 1,370,266

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $162,083 and $178,251, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	4	-
Class B	.65%	.25%	43	31
Class C	.75%	.25%	97	26
			$ 149	$ 57

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-
Class B*	15
Class C*	-
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3	.11*
Class T	1	.08*
Class B	6	.13*
Class C	11	.11*
New York Municipal Income	492	.07*
Institutional Class	1	.08*
	$ 514

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $145, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 1
New York Municipal Income	50
$ 51

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to period end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediations.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2006	Year ended January 31, 2006
From net investment income
Class A	$ 116	$ 232
Class T	55	83
Class B	137	288
Class C	274	520
New York Municipal Income	26,545	55,581
Institutional Class	21	21
Total	$ 27,148	$ 56,725
From net realized gain
Class A	$ 30	$ 60
Class T	15	24
Class B	47	95
Class C	99	183
New York Municipal Income	6,883	13,639
Institutional Class	5	5
Total	$ 7,079	$ 14,006

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2006	Year ended January 31, 2006	Six months ended July 31, 2006	Year ended January 31, 2006
Class A
Shares sold	73	99	$ 919	$ 1,281
Reinvestment of distributions	9	18	120	237
Shares redeemed	(18)	(103)	(227)	(1,332)
Net increase (decrease)	64	14	$ 812	$ 186
Class T
Shares sold	15	117	$ 185	$ 1,507
Reinvestment of distributions	4	6	55	84
Shares redeemed	(10)	(29)	(131)	(383)
Net increase (decrease)	9	94	$ 109	$ 1,208
Class B
Shares sold	39	93	$ 490	$ 1,205
Reinvestment of distributions	10	21	129	275
Shares redeemed	(60)	(111)	(754)	(1,440)
Net increase (decrease)	(11)	3	$ (135)	$ 40
Class C
Shares sold	118	546	$ 1,487	$ 7,087
Reinvestment of distributions	16	34	204	445
Shares redeemed	(294)	(180)	(3,699)	(2,335)
Net increase (decrease)	(160)	400	$ (2,008)	$ 5,197
New York Municipal Income
Shares sold	10,611	18,716	$ 134,302	$ 243,049
Reinvestment of distributions	1,968	4,020	24,928	52,037
Shares redeemed	(15,282)	(19,479)	(192,983)	(252,103)
Net increase (decrease)	(2,703)	3,257	$ (33,753)	$ 42,983
Institutional Class
Shares sold	44	78	$ 559	$ 1,018
Reinvestment of distributions	2	1	21	17
Shares redeemed	(11)	(31)	(141)	(403)
Net increase (decrease)	35	48	$ 439	$ 632

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000
William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000
Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000
Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000
William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000
Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity New York Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity New York Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity New York Municipal Income (retail class) was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity New York Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASNM-USAN-0906
1.789728.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Semiannual Report

July 31, 2006

Institutional Class is a class of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,008.20	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Class T
Actual	$ 1,000.00	$ 1,007.80	$ 3.73
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,004.40	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class C
Actual	$ 1,000.00	$ 1,003.90	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70
New York Municipal Income
Actual	$ 1,000.00	$ 1,009.10	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,009.10	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.68%
Class T	.75%
Class B	1.45%
Class C	1.54%
New York Municipal Income	.49%
Institutional Class	.50%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.3	33.5
Special Tax	18.8	18.6
Water & Sewer	11.1	11.0
Transportation	7.9	10.4
Education	6.2	6.1
Average Years to Maturity as of July 31, 2006
		6 months ago
Years	14.7	14.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2006
6 months ago
Years	6.9	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
AAA 58.1%	AAA 57.7%
AA,A 39.4%	AA,A 38.2%
BBB 0.9%	BBB 0.9%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,169
New York - 95.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,445
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,153
5.25% 11/1/17	1,400	1,502
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,435
5.75% 8/1/30	9,475	10,101
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,381
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,767
5% 9/1/16 (FGIC Insured)	1,680	1,765
5% 9/1/17 (FGIC Insured)	1,000	1,051
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,740
5.75% 5/1/19 (FSA Insured)	1,500	1,631
5.75% 5/1/20 (FSA Insured)	1,400	1,521
5.75% 5/1/21 (FSA Insured)	1,755	1,905
5.75% 5/1/22 (FSA Insured)	4,900	5,310
5.75% 5/1/23 (FSA Insured)	1,000	1,082
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,650
5.75% 5/1/23 (FSA Insured)	6,620	7,357
5.75% 5/1/26 (FSA Insured)	5,500	6,089
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,726
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,055
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,165
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,166
5% 12/1/35	3,000	3,080
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured) (a)	13,575	14,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Rev.:
Series A:
5.125% 11/15/31	$ 12,150	$ 12,480
5.5% 11/15/15 (AMBAC Insured)	1,340	1,461
5.5% 11/15/16 (AMBAC Insured)	1,000	1,090
5.5% 11/15/17 (AMBAC Insured)	1,000	1,087
5.5% 11/15/18 (AMBAC Insured)	1,700	1,841
5.5% 11/15/18 (AMBAC Insured)	2,000	2,249
5.5% 11/15/20 (FSA Insured)	8,635	9,761
5.75% 11/15/32	10,000	10,830
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,276
5.25% 11/15/32	5,000	5,221
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,382
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,182
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	695	726
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,278
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,003
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,617
5.5% 7/1/20 (MBIA Insured)	3,000	3,231
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,233
5.5% 7/1/23 (MBIA Insured)	5,000	5,388
Metropolitan Trans. Auth. Transit Facilities Rev. Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,914
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,046
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	51
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,551
5% 8/1/13	1,650	1,705
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,058
Nassau County Gen. Oblig. Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	$ 145	$ 150
Series 2001 B, 5.875% 11/1/11	1,000	1,043
Series 2001 C, 5.625% 11/1/10	620	637
Series 2001 D, 5.625% 11/1/10	1,225	1,284
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,130
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,358
Series 2000 A, 6.5% 5/15/11	2,430	2,660
Series 2002 A, 5.75% 8/1/14	5,000	5,462
Series 2002 B, 5.75% 8/1/15	3,500	3,822
Series 2002 C, 5.5% 8/1/13	10,500	11,343
Series 2003 A:
5.5% 8/1/14	3,205	3,475
5.5% 8/1/20 (MBIA Insured)	7,000	7,577
Series 2003 C, 5.25% 8/1/10	5,050	5,290
Series 2003 E:
5.25% 8/1/11	5,000	5,283
5.25% 8/1/14	3,390	3,625
Series 2003 F:
5.5% 12/15/10	1,000	1,062
5.5% 12/15/11	3,700	3,967
Series 2003 I, 5.75% 3/1/16	3,000	3,279
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,712
Series 2004 B, 5.25% 8/1/15	9,855	10,579
Series 2005 C, 5% 8/1/11	5,000	5,227
Series 2005 F, 5.25% 8/1/12	2,000	2,117
Series 2005 G:
5% 8/1/15	8,200	8,675
5.25% 8/1/16	9,000	9,704
5.625% 8/1/13 (MBIA Insured)	3,000	3,266
Series 2005 J, 5% 3/1/13	2,500	2,629
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,445
6.25% 8/1/08	1,000	1,017
Series B:
5.75% 8/1/14	3,000	3,277
6.5% 8/15/11	1,000	1,111
7.5% 2/1/07	335	336
Series C, 5.75% 3/15/27 (FSA Insured)	935	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series D:
5.25% 8/1/13	$ 1,740	$ 1,778
5.5% 6/1/12 (FGIC Insured)	1,850	2,005
Series E, 6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	195	198
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,737
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,963
6% 8/1/17	345	355
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,428
5.5% 6/1/19	3,000	3,218
5.875% 2/15/19	15	15
6.125% 8/1/12	60	62
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,220
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,801
5.5% 2/15/17 (FSA Insured)	3,000	3,224
5.5% 2/15/18 (FSA Insured)	2,500	2,686
5.5% 2/15/19 (FSA Insured)	1,250	1,344
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,163
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,345
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,070	2,102
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,770
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,107
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,103
Series A:
5% 6/15/32	5,000	5,099
5.125% 6/15/34 (MBIA Insured)	4,200	4,354
5.25% 6/15/33 (FGIC Insured)	1,280	1,336
5.375% 6/15/15	9,650	10,342
5.375% 6/15/15 (FGIC Insured)	7,000	7,529
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	10,000	11,130
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32	$ 3,000	$ 3,096
5.125% 6/15/32 (FGIC Insured)	4,750	4,914
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,335
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	49,210
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,667
Series A, 5.25% 5/15/10	3,440	3,596
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	392
6% 7/1/10 (AMBAC Insured)	250	269
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,709
Series A:
5.75% 7/1/13	6,000	6,461
5.75% 7/1/13 (AMBAC Insured)	3,000	3,238
Series C, 7.5% 7/1/10	4,995	5,376
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,178
6% 7/1/21 (MBIA Insured)	2,500	2,937
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,314
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,187
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	2,600	2,704
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,861
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	10
Series B:
5.75% 2/15/11	2,535	2,610
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	15
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	927
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,229
5.85% 8/1/40	9,500	10,206
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	447
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	805
5.5% 7/1/19 (AMBAC Insured)	1,705	1,813
5.5% 7/1/20 (AMBAC Insured)	860	915
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,590
5.75% 7/1/27 (MBIA Insured)	11,000	12,708
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,662
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,968
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,746
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,616
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,829
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	551
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,406
Series B, 7.5% 5/15/11	1,550	1,715
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,737
5.2% 2/15/13 (MBIA Insured)	6,585	6,838
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,462
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,177
6% 7/1/15	1,160	1,245
6% 7/1/16	1,230	1,318
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,060
5.375% 7/1/13 (AMBAC Insured)	800	852
5.375% 7/1/14 (AMBAC Insured)	1,130	1,204
5.375% 7/1/16 (AMBAC Insured)	670	713
5.375% 7/1/17 (AMBAC Insured)	370	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	$ 1,135	$ 1,260
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,419
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,107
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,061
6% 10/1/29 (MBIA Insured)	5,600	6,155
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,604
5.25% 7/1/21 (MBIA Insured)	1,745	1,869
5.25% 7/1/22 (MBIA Insured)	1,835	1,970
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,652
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,059
6%, tender 5/15/12 (b)	11,000	12,089
5.5% 7/1/16 (AMBAC Insured)	725	740
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	535
Series C:
5.25% 7/15/16	2,340	2,510
5.25% 7/15/17	2,410	2,584
Series D:
5% 6/15/20	20,150	21,086
5.125% 6/15/31	6,900	7,207
5.375% 6/15/19	5,250	5,624
Series G, 5.25% 10/15/20	1,255	1,333
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,787
5.25% 11/15/16	3,770	4,042
Series I:
5.25% 9/15/15	2,085	2,237
5.25% 9/15/17	2,395	2,552
Series 2004 D, 5% 2/15/34	12,150	12,580
Series B:
5.5% 10/15/20	3,805	4,321
5.5% 10/15/21	3,985	4,529
Series C:
5% 6/15/19	815	836
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5.25% 6/15/16	$ 3,500	$ 3,704
Series F:
4.875% 6/15/18	1,735	1,777
4.875% 6/15/20	2,175	2,224
5% 6/15/15	1,295	1,334
5.25% 6/15/13	1,575	1,631
Series I, 5% 6/15/24	2,000	2,079
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,073
5.375% 1/1/16 (FGIC Insured)	2,170	2,341
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,704
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,211
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,174
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,909
5.25% 9/15/20	2,685	2,837
5.25% 3/15/21	2,230	2,352
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,851
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	75	76
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,678
Series E, 5.25% 1/1/12	4,695	4,837
New York State Thruway Auth. Hwy. & Bridge Trust Fund Series B, 5.5% 4/1/20 (AMBAC Insured)	10,000	11,263
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,667
5.5% 4/1/15	6,200	6,709
5.5% 4/1/16	3,665	3,954
6% 4/1/11	1,605	1,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	$ 2,025	$ 2,148
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,380
5.5% 3/15/22 (MBIA Insured)	15,000	17,013
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,998
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,931
5% 1/1/14 (FSA Insured)	5,000	5,341
New York Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,117
Series 2003 D:
5% 2/1/31	20,025	20,549
5.25% 2/1/17 (MBIA Insured)	9,385	10,006
5.25% 2/1/19 (MBIA Insured)	8,075	8,557
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,768
5.25% 2/1/17 (FGIC Insured)	5,975	6,370
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,600
5.25% 2/1/14	6,000	6,490
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,327
5.5% 11/15/20 (FGIC Insured)	3,800	4,120
5.75% 2/15/16	85	91
Series B:
5.25% 8/1/19	3,000	3,200
5.375% 2/1/15	3,000	3,220
Series C, 5.375% 2/1/17	1,000	1,069
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,304
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,054
7.5% 3/1/10 (MBIA Insured)	1,155	1,294
7.5% 3/1/11 (MBIA Insured)	1,245	1,431
7.5% 3/1/16 (MBIA Insured)	1,060	1,333
7.5% 3/1/17 (MBIA Insured)	1,200	1,535
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,093
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,321
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	$ 2,000	$ 2,188
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,491
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,186
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	8,000	8,577
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,446
5.25% 6/1/22 (AMBAC Insured)	5,300	5,604
5.5% 6/1/14	13,125	13,678
5.5% 6/1/15	6,700	7,048
5.5% 6/1/16	14,500	15,248
5.5% 6/1/17	4,000	4,237
5.5% 6/1/18 (MBIA Insured)	3,000	3,222
Series B1:
5% 6/1/10	1,685	1,744
5% 6/1/11	1,525	1,589
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,126
5.5% 6/1/15	9,000	9,468
5.5% 6/1/16	10,000	10,639
5.5% 6/1/17	3,000	3,178
5.5% 6/1/18	3,800	4,057
5.5% 6/1/20	16,000	17,115
5.5% 6/1/21	10,000	10,679
5.5% 6/1/22	7,000	7,462
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,215	6,586
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,161
Series 2005 A, 5.125% 1/1/22	5,290	5,527
Series A:
5% 1/1/32	765	780
5% 1/1/32 (MBIA Insured)	1,455	1,497
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 825	$ 859
Series Y:
6% 1/1/12 (Escrowed to Maturity) (d)	18,500	19,947
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,758
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,107
Yonkers Gen. Oblig. Series 2001 A, 5% 12/15/11 (AMBAC Insured)	1,415	1,480
		1,329,874
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,076
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,223
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,573
134th Series, 5% 1/15/39	10,000	10,257
Series 85, 5.375% 3/1/28	6,205	6,855
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,705
		39,689
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,263
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,658
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,615
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,109
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,096
		9,741
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,370,398)		1,380,473
NET OTHER ASSETS - 1.0%		13,507
NET ASSETS - 100%		$ 1,393,980
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
50 U.S. Treasury 10-Year Bond Contracts	Sept. 2006	$ 5,302	$ 50

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $270,000.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.3%
Special Tax	18.8%
Water & Sewer	11.1%
Transportation	7.9%
Education	6.2%
Others* (individually less than 5%)	15.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,370,398)		$ 1,380,473
Cash		11,311
Receivable for fund shares sold		704
Interest receivable		17,427
Receivable for daily variation on futures contracts		2
Prepaid expenses		2
Other receivables		35
Total assets		1,409,954

Liabilities
Payable for investments purchased	$ 13,010
Payable for fund shares redeemed	1,111
Distributions payable	1,124
Accrued management fee	427
Distribution fees payable	23
Other affiliated payables	219
Other payables and accrued expenses	60
Total liabilities		15,974

Net Assets		$ 1,393,980
Net Assets consist of:
Paid in capital		$ 1,380,134
Undistributed net investment income		157
Accumulated undistributed net realized gain (loss) on investments		3,564
Net unrealized appreciation (depreciation) on investments		10,125
Net Assets		$ 1,393,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,800 ÷ 538.8 shares)	$ 12.62

Maximum offering price per share (100/95.25 of $12.62)	$ 13.25
Class T: Net Asset Value and redemption price per share ($3,094 ÷ 244.9 shares)	$ 12.63

Maximum offering price per share (100/96.50 of $12.63)	$ 13.09
Class B: Net Asset Value and offering price per share ($9,366 ÷ 742.2 shares)A	$ 12.62

Class C: Net Asset Value and offering price per share ($17,927 ÷ 1,420.2 shares)A	$ 12.62

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,355,469 ÷ 107,352.2 shares)	$ 12.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,324 ÷ 104.9 shares)	$ 12.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 30,584

Expenses
Management fee	$ 2,635
Transfer agent fees	514
Distribution fees	149
Accounting fees and expenses	145
Independent trustees' compensation	3
Custodian fees and expenses	11
Registration fees	67
Audit	26
Legal	6
Miscellaneous	60
Total expenses before reductions	3,616
Expense reductions	(207)	3,409
Net investment income		27,175
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,915
Futures contracts	(246)
Total net realized gain (loss)		3,669
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,724)
Futures contracts	37
Total change in net unrealized appreciation (depreciation)		(18,687)
Net gain (loss)		(15,018)
Net increase (decrease) in net assets resulting from operations		$ 12,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,175	$ 57,031
Net realized gain (loss)	3,669	18,374
Change in net unrealized appreciation (depreciation)	(18,687)	(43,514)
Net increase (decrease) in net assets resulting from operations	12,157	31,891
Distributions to shareholders from net investment income	(27,148)	(56,725)
Distributions to shareholders from net realized gain	(7,079)	(14,006)
Total distributions	(34,227)	(70,731)
Share transactions - net increase (decrease)	(34,536)	50,246
Redemption fees	4	9
Total increase (decrease) in net assets	(56,602)	11,415

Net Assets
Beginning of period	1,450,582	1,439,167
End of period (including undistributed net investment income of $157 and undistributed net investment income of $215, respectively)	$ 1,393,980	$ 1,450,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.231	.483	.504	.524	.277
Net realized and unrealized gain (loss)	(.128)	(.227)	.101	.285	.194
Total from investment operations	.103	.256	.605	.809	.471
Distributions from net investment income	(.231)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.293)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.82%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.67%	.68%	.67%	.66% A
Expenses net of fee waivers, if any	.68% A	.67%	.68%	.67%	.66% A
Expenses net of all reductions	.65% A	.64%	.67%	.66%	.66% A
Net investment income	3.69% A	3.73%	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.227	.472	.494	.509	.266
Net realized and unrealized gain (loss)	(.129)	(.217)	.090	.296	.197
Total from investment operations	.098	.255	.584	.805	.463
Distributions from net investment income	(.226)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.288)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.63	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.78%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.75%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.78%	.79% A
Expenses net of all reductions	.72% A	.72%	.75%	.77%	.79% A
Net investment income	3.61% A	3.65%	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.183	.384	.405	.423	.226
Net realized and unrealized gain (loss)	(.128)	(.227)	.100	.286	.193
Total from investment operations	.055	.157	.505	.709	.419
Distributions from net investment income	(.183)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.245)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.44%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before reductions	1.45% A	1.43%	1.44%	1.42%	1.41% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.42% A	1.41%	1.43%	1.41%	1.40% A
Net investment income	2.91% A	2.96%	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.177	.373	.394	.410	.219
Net realized and unrealized gain (loss)	(.128)	(.228)	.100	.286	.191
Total from investment operations	.049	.145	.494	.696	.410
Distributions from net investment income	(.177)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.239)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.39%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A	1.52%	1.52%	1.51%	1.51% A
Expenses net of fee waivers, if any	1.54% A	1.52%	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.51% A	1.49%	1.51%	1.51%	1.51% A
Net investment income	2.82% A	2.88%	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78
Income from Investment Operations
Net investment income D	.243	.508	.530	.549	.574	.584
Net realized and unrealized gain (loss)	(.128)	(.217)	.091	.295	.506	.117
Total from investment operations	.115	.291	.621	.844	1.080	.701
Distributions from net investment income	(.243)	(.506)	(.533)	(.548)	(.570)	(.581)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)	-
Total distributions	(.305)	(.631)	(.711)	(.834)	(.740)	(.581)
Redemption fees added to paid in capital	- D, F	- D, F	- D, F	- D, F	- D, F	-
Net asset value, end of period	$ 12.63	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Total Return B, C	.91%	2.27%	4.84%	6.52%	8.55%	5.60%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.46% A	.45%	.47%	.48%	.47%	.44%
Net investment income	3.87% A	3.92%	4.05%	4.11%	4.36%	4.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,355	$ 1,411	$ 1,406	$ 1,428	$ 1,483	$ 1,332
Portfolio turnover rate	24% A	28%	22%	24%	22%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.242	.506	.523	.550	.286
Net realized and unrealized gain (loss)	(.128)	(.227)	.092	.296	.195
Total from investment operations	.114	.279	.615	.846	.481
Distributions from net investment income	(.242)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.062)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.304)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-	-	-
Net asset value, end of period	$ 12.62	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.50% A	.49%	.53%	.47%	.53% A
Expenses net of fee waivers, if any	.50% A	.49%	.53%	.47%	.53% A
Expenses net of all reductions	.47% A	.46%	.52%	.47%	.53% A
Net investment income	3.87% A	3.91%	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	24% A	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,124
Unrealized depreciation	(8,917)
Net unrealized appreciation (depreciation)	$ 10,207
Cost for federal income tax purposes	$ 1,370,266

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $162,083 and $178,251, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	4	-
Class B	.65%	.25%	43	31
Class C	.75%	.25%	97	26
			$ 149	$ 57

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-
Class B*	15
Class C*	-
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3	.11*
Class T	1	.08*
Class B	6	.13*
Class C	11	.11*
New York Municipal Income	492	.07*
Institutional Class	1	.08*
	$ 514

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $145, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 1
New York Municipal Income	50
$ 51

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to period end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediations.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2006	Year ended January 31, 2006
From net investment income
Class A	$ 116	$ 232
Class T	55	83
Class B	137	288
Class C	274	520
New York Municipal Income	26,545	55,581
Institutional Class	21	21
Total	$ 27,148	$ 56,725
From net realized gain
Class A	$ 30	$ 60
Class T	15	24
Class B	47	95
Class C	99	183
New York Municipal Income	6,883	13,639
Institutional Class	5	5
Total	$ 7,079	$ 14,006

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2006	Year ended January 31, 2006	Six months ended July 31, 2006	Year ended January 31, 2006
Class A
Shares sold	73	99	$ 919	$ 1,281
Reinvestment of distributions	9	18	120	237
Shares redeemed	(18)	(103)	(227)	(1,332)
Net increase (decrease)	64	14	$ 812	$ 186
Class T
Shares sold	15	117	$ 185	$ 1,507
Reinvestment of distributions	4	6	55	84
Shares redeemed	(10)	(29)	(131)	(383)
Net increase (decrease)	9	94	$ 109	$ 1,208
Class B
Shares sold	39	93	$ 490	$ 1,205
Reinvestment of distributions	10	21	129	275
Shares redeemed	(60)	(111)	(754)	(1,440)
Net increase (decrease)	(11)	3	$ (135)	$ 40
Class C
Shares sold	118	546	$ 1,487	$ 7,087
Reinvestment of distributions	16	34	204	445
Shares redeemed	(294)	(180)	(3,699)	(2,335)
Net increase (decrease)	(160)	400	$ (2,008)	$ 5,197
New York Municipal Income
Shares sold	10,611	18,716	$ 134,302	$ 243,049
Reinvestment of distributions	1,968	4,020	24,928	52,037
Shares redeemed	(15,282)	(19,479)	(192,983)	(252,103)
Net increase (decrease)	(2,703)	3,257	$ (33,753)	$ 42,983
Institutional Class
Shares sold	44	78	$ 559	$ 1,018
Reinvestment of distributions	2	1	21	17
Shares redeemed	(11)	(31)	(141)	(403)
Net increase (decrease)	35	48	$ 439	$ 632

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000
William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000
Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000
Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000
William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000
Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity New York Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity New York Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity New York Municipal Income (retail class) was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity New York Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASNMI-USAN-0906
1.789729.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 9, 2006